Condensed Statements of Cash Flows - ILS (₪) ₪ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Cash flow from operating activity
Comprehensive loss for the period	₪ (24,290)	₪ (16,119)	₪ (29,443)
Adjustments required to present cash flows from operating activities (Appendix A)	12,871	751	236
Net cash used in operating activities	(11,419)	(15,368)	(29,207)
Cash flows from investment activity
Change in deposits restricted as to withdrawal
Purchase of property and equipment	(17)	(7)	(7)
Net cash provided by (used in) investment activity	(17)	(7)	(7)
Cash flows from financing activity
Proceeds received from issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	6,630	15,165	21,962
Net proceeds received from issuance of promissory notes			4,650
Repayment of government grants	(30)		(50)
Net proceeds received from issuance of ADSs and warrants as part of shelf prospectus through public offering transaction		4,900	4,900
Repayment of principal in respect of leasing	(235)	(235)	(469)
Proceeds from issuance of ADSs			1,076
Net cash provided by financing activity	6,365	19,830	32,069
Change in balance of cash and cash equivalents	(5,071)	4,455	2,855
Exchange differences on cash and cash equivalents	(712)	(1,760)	(2,009)
Balance of cash and cash equivalents, beginning of period	14,144	13,298	13,298
Balance of cash and cash equivalents, end of period	8,361	15,993	14,144
Income and expenses not involving cash flows
Depreciation	29	44	82
Amortization of right for use asset	190	190	380
Interest expenses in respect of leasing	22	37	67
Share-based payment to service providers as part of shelf prospectus through public offering transaction			124
Share-based payment to employees and service providers	7,573	255	175
Revaluation of investment at fair value	3,270
Revaluation of derivative warrant liability and related expenses		(3,122)	(3,176)
Recognition of discount, interest and exchange differences expenses related to promissory notes	56	386	468
Finance expenses incurred from partial exercise of Commitment Amount under equity line	502	100	101
Exchange differences on cash and cash equivalent and restricted deposits	713	1,760	2,009
Changes in liability in respect of government grants	(111)	90	(735)
Income and expenses not involving cash flows total	12,244	(260)	505
Changes in asset and liability items
Decrease (increase) in other current assets	259	924	223
Decrease (increase) in trade receivables	(253)	(38)	787
Decrease (increase) in inventory	114	873	1,200
Increase (decrease) in trade payables	216	(355)	(1,220)
Increase (decrease) in other current liabilities	291	(393)	(249)
Total	627	1,011	741
Adjustments required to present cash flows from operating activities (Appendix A)	12,871	751	236
Appendix B – Non-cash investment and financing activities
Shares issued as part of share exchange agreement (Note 5)	17,387
Issuance of shares for amount to be received	8,381
Repayment of promissory notes (principal and interest) through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	4,540	5,057	6,970
Appendix C - Additional information pertaining to cash flows
Interest received	₪ 1	₪ 193	₪ 426